Assets pledged, collateral received and assets transferred (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives.
Loans and advances	£ 141,636	£ 136,959
Asset backed funding programmes [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 2,500	£ 4,000